READINGTON HOLDINGS, INC.



ANNUAL REPORT
NOVEMBER 30, 2002





This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Company unless accompanied or preceded by the Company's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

                            READINGTON HOLDINGS, INC.

                 NOVEMBER 30, 2002 ANNUAL REPORT TO SHAREHOLDERS



Dear Shareholder:

      On November 19, 2002, Readington Holdings, Inc. (the "Fund") held a special meeting of shareholders to vote on the following three proposals:

      1. To approve a change in the fundamental policies of the Fund to provide that it is no longer a fundamental policy for the Fund's investments to be concentrated in the Dividend Receipts and the Swap Agreements, as such terms are defined in the Fund's Form N-2 registration statement.

      2. To approve an investment advisory agreement with Munder Capital Management.

      3. To approve a Restated Certificate of Incorporation and Amended and Restated By-Laws of the Fund.

      All three proposals were approved by the Fund's shareholders. On each of the three proposals, all 5,000 shares of Class A Senior Stock voted in favor of the proposals. In addition, on all three proposals 619,520 shares of Class B Junior Stock voted in favor of the proposals and 106 shares of Class B Junior Stock did not vote.

      Following the special meeting of shareholders, the Fund entered into the investment advisory agreement with Munder Capital Management. The person at Munder Capital Management who is primarily responsible for the day-to-day management of the Fund's portfolio, other than the Dividend Receipts and the Swap Agreements, is Sharon E. Fayolle, Vice President, Director of Cash Management. Ms. Fayolle oversees the management of cash portfolios and money market funds as well as the trading of money market securities for Munder. Ms. Fayolle has been with Munder Capital in this capacity since 1996. The Fund's Board of Directors is primarily responsible for the day-to-day management of the Dividend Receipts and the Swap Agreements.

      On November 19, 2002, the Fund's Board of Directors approved the following changes to the Fund's non-fundamental investment policies:

      1. The Fund may now invest in certificates of deposit issued by commercial banks. The minimum long-term deposit rating for banks issuing certificates of deposit is "AA" by at least two nationally recognized statistical rating organizations.

      2. The market value of the Fund's investments in the securities of any one issuer, other than obligations issued or guaranteed by the U.S. Treasury, the U.S. Government or U.S. Federal Agencies, and investments in other regulated investment companies, may not exceed 3% of the aggregate market value of the Fund's total assets. This was lowered from 5%.

      3. The maximum remaining term to maturity (on the date of acquisition) of any individual New Investment may not exceed 13 months and the average effective duration of all New Investments in aggregate may not exceed 90 days. Previously, the Fund's policies were that the maximum effective duration of any individual New Investment may not exceed five years and the average effective duration of all New Investments as a whole may not exceed two years.

      4. Repurchase agreements with any one counterparty (together with any investments in securities of such counterparty) do not exceed 10% of the aggregate market value of the New Investments. This was lowered from 25%.

      In 2002, the Fund changed accountants from Deloitte & Touche LLP to PricewaterhouseCoopers LLP. The Fund had no disagreements with Deloitte & Touche LLP.

      Here is a listing of the directors and officers of the Fund and their business experience for the past five years. None of directors and officers are "interested persons" of the Fund (as defined in the Investment Company Act of 1940). In addition, none of the officers or directors receive any remuneration from the Fund. Finally, none of the directors are directors of any other public companies. Unless otherwise noted, the address of each director and officer is c/o Readington Holdings, Inc., One Merck Drive, Whitehouse Station, New Jersey 08889.



                                   Position Held with                 Principal Occupation
Name, Address and Age              Registrant (Since)                During Last Five Years
---------------------              ------------------                -----------------------

Caroline Dorsa (43)                 Director (2000)               Vice President and Treasurer of  Merck
                                                                  & Co., Inc. since 1994.

Jon Filderman (45)                  Director (2000)               Counsel, Corporate Staff, of Merck &
                                                                  Co., Inc. since 2002; Assistant Counsel,
                                                                  Corporate Staff, of Merck & Co., Inc.
                                                                  since 1995.

Robert E. Underwood (51)            Chairman of the               Assistant Treasurer of Merck & Co., Inc.
                                    Board (2000 - Director)       since 1997; Controller, Human Health
                                                                  Europe, of Merck & Co., Inc. since
                                                                  1995.

Diana Gengos (43)                   President (2002)              Assistant Treasurer, International, of
                                                                  Merck & Co., Inc. since 2001; Senior
                                                                  Director of Financial Evaluation &
                                                                  Analysis of Merck & Co., Inc. since
                                                                  1995.

Stephen Propper (38)                Treasurer (2002)              Assistant Treasurer, Merck & Co., Inc.
                                                                  since 2003; Senior Director
                                                                  Pharmaceutical Economics & Financial
                                                                  Analysis of Merck & Co., Inc. since
                                                                  1995.

Lauran S. D'Alessio (42)            Secretary (2002)              Counsel, Corporate Licensing, of Merck
                                                                  & Co., Inc., since 2002; Assistant
                                                                  Counsel, Corporate Staff, of Merck &
                                                                  Co., Inc. since 1995.



Sincerely,

/s/ Robert E. Underwood

Chairman of the Board

                                    Readington Holdings, Inc., November 30, 2002

SCHEDULE OF INVESTMENTS

------------------------------------------------------------------------------------------------------------------------------------
                        NOTIONAL
                         AMOUNT/                                  INVESTMENTS                                            VALUE
                       SHARES HELD
------------------------------------------------------------------------------------------------------------------------------------
DIVIDEND RECEIPTS      135,000,000   Dividend Certificate - Grantor Trust 1998 PT - 1
- 73.3%                                (AIM - Liquid Assets Portfolio)                                              $    92,309,405

                       150,000,000   Dividend Certificate - Grantor Trust 1998 PT - 2
                                       (AIM - Prime Portfolio)                                                          102,566,006

                       150,000,000   Dividend Certificate - Grantor Trust 1998 PT - 3
                                       (AIM - Treasury Portfolio)                                                       102,566,006

                       200,000,000   Merck & Co. Strip Series 1 (Income Receipt - Merrill Lynch
                                       Premier Institutional Money Market Fund)                                         136,754,675

                       165,000,000   Merck & Co. Strip Series 2 (Income Receipt - Merrill Lynch
                                       Institutional Money Market Fund)                                                 112,822,607

------------------------------------------------------------------------------------------------------------------------------------
                                     TOTAL INVESTMENTS IN DIVIDEND RECEIPTS (COST - $600,562,202) - 73.3%               547,018,699
------------------------------------------------------------------------------------------------------------------------------------
                         FACE
                        AMOUNT                                  SHORT-TERM SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF       $ 20,000,000   Rabobank, 1.56% due 11/25/2003                                                      20,000,000
DEPOSIT
- 2.7%
------------------------------------------------------------------------------------------------------------------------------------
                                     TOTAL INVESTMENTS IN CERTIFICATES OF DEPOSIT (COST - $20,000,000) - 2.7%            20,000,000
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER*       20,000,000   Falcon Asset Securitization Corporation, 1.34% due 1/21/2003                        19,961,289
- 8.0%
                        20,000,000   International Lease Finance Corporation, 1.345% due 3/26/2003                       19,913,550

                        20,000,000   Liberty Street Funding Corp., 1.36% due 2/21/2003                                   19,934,200

------------------------------------------------------------------------------------------------------------------------------------
                                     TOTAL INVESTMENTS IN COMMERCIAL PAPER (COST - $59,811,900) - 8.0%                   59,809,039
------------------------------------------------------------------------------------------------------------------------------------
                        SHARES
                         HELD
------------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS     115,675,793   SS Government Money Market Fund                                                    115,675,793
- 15.5%
------------------------------------------------------------------------------------------------------------------------------------

                                     TOTAL INVESTMENTS IN MONEY MARKET FUNDS (COST - $115,675,793) - 15.5%              115,675,793

------------------------------------------------------------------------------------------------------------------------------------

                           FACE
                          AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT                      U.S. Treasury Bills **:
OBLIGATIONS*          $ 25,000,000     1.175% due 12/05/2002                                                             24,995,920
- 68.2%                 25,000,000     1.19% due 12/12/2002                                                              24,990,083
                        25,000,000     1.195% due 12/19/2002                                                             24,984,232
                        25,000,000     1.185% due 1/02/2003                                                              24,972,844
                        25,000,000     1.18% due 1/23/2003                                                               24,957,400
                        25,000,000     1.185% due 1/30/2003                                                              24,951,650

                                    Readington Holdings, Inc., November 30, 2002


SCHEDULE OF INVESTMENTS



                        FACE
                       AMOUNT                                   SHORT-TERM SECURITIES                                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT                      U.S. Treasury Bills (concluded) **:
OBLIGATIONS           $ 25,000,000     1.185% due 2/06/2003                                                         $    24,945,925
(CONCLUDED)             25,000,000     1.195% due 2/13/2003                                                              24,940,175
                        50,000,000     1.20% due 2/20/2003                                                               49,867,800
                        50,000,000     1.195% due 3/13/2003                                                              49,831,650
                        25,000,000     1.19% due 3/20/2003                                                               24,909,250
                        25,000,000     1.19% due 3/27/2003                                                               24,904,175
                        50,000,000     1.21% due 4/03/2003                                                               49,793,300
                        25,000,000     1.23% due 4/24/2003                                                               24,875,875
                        25,000,000     1.245% due 5/08/2003                                                              24,862,625
                        25,000,000     1.245% due 5/15/2003                                                              24,856,500
                        35,000,000     1.245% due 5/22/2003                                                              34,788,880

------------------------------------------------------------------------------------------------------------------------------------

                                     TOTAL INVESTMENTS IN U.S. GOVERNMENT OBLIGATIONS (COST-$508,412,591) - 68.2%       508,428,284

------------------------------------------------------------------------------------------------------------------------------------

                                     TOTAL INVESTMENTS IN SHORT-TERM SECURITIES (COST - $703,900,284) - 94.4%           703,913,116

------------------------------------------------------------------------------------------------------------------------------------

                                     TOTAL INVESTMENTS (COST - $1,304,462,486) - 167.7%                               1,250,931,815

                                     UNREALIZED APPRECIATION ON INTEREST RATE SWAPS - NET - 24.2%                       180,421,959

                                     LIABILITIES IN EXCESS OF OTHER ASSETS - (91.9%)                                   (685,446,763)
                                                                                                                    ----------------

                                     NET ASSETS - 100.0%                                                            $   745,907,011
                                                                                                                    ================


--------------------------------------------------------------------------------

  *Commercial Paper and certain U.S. Government Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Company.

**Securities held by Merrill Lynch Capital Services, Inc. as credit support for the swap agreements.

See Notes to Financial Statements.

                                    READINGTON HOLDINGS, INC., NOVEMBER 30, 2002

STATEMENT OF ASSETS, LIABILITIES AND CAPITAL

                   AS OF NOVEMBER 30, 2002
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:            Investments, at value (identified cost-$1,304,462,486) ..........................                  $1,250,931,815
                   Unrealized appreciation on interest rate swaps-net ..............................                     180,421,959
                   Receivables:
                      Dividend receipts ............................................................  $   1,016,608
                      Interest .....................................................................          4,333       1,020,941
                                                                                                      -------------   --------------
                   Total assets ....................................................................                   1,432,374,715
                                                                                                                      --------------

------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:       Swap prepayment .................................................................                     685,656,601
                   Payables:
                      Interest rate swaps ..........................................................        735,571
                      Investment adviser ...........................................................         12,922          748,493
                                                                                                      -------------
                   Accrued expenses ................................................................                          62,610
                                                                                                                      --------------
                   Total liabilities ...............................................................                     686,467,704
                                                                                                                      --------------

------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:        Net assets ......................................................................                  $  745,907,011
                                                                                                                      ==============

------------------------------------------------------------------------------------------------------------------------------------
CAPITAL:           Capital Stock:
                      Class A Senior Stock, par value $1,000 (5,000 shares authorized,
                        issued and outstanding at $1,000 per share) ................................                  $    5,000,000
                                                                                                                      --------------
                      Class B Junior Stock, par value $1,000 (619,626 shares authorized,
                        issued and outstanding) ....................................................                     619,626,000
                      Paid-in capital in excess of par .............................................                       9,592,780
                   Accumulated investment loss-net .................................................  $ (15,203,057)
                   Unrealized appreciation on investments and interest rate swaps-net ..............    126,891,288
                                                                                                      -------------
                   Total accumulated earnings-net ..................................................                     111,688,231
                                                                                                                      --------------
                   Total - Equivalent to $1,195.73 net asset value per share of Class B Junior Stock                     740,907,011
                                                                                                                      --------------
                   Total capital ...................................................................                  $  745,907,011
                                                                                                                      ==============
------------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

                                    READINGTON HOLDINGS, INC., NOVEMBER 30, 2002

STATEMENT OF OPERATIONS


                   FOR THE YEAR ENDED NOVEMBER 30, 2002
------------------------------------------------------------------------------------------------------------------------------------
INCOME:            Interest income on swaps-net ....................................................                  $   29,707,180
                   Income from dividend receipts-net ...............................................                       1,713,771
                   Interest income from other investments ..........................................                         465,597
                                                                                                                      --------------
                   Total income ....................................................................                      31,886,548
                                                                                                                      --------------

------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:          Professional fees ...............................................................  $     110,176
                   Custodian fees ..................................................................         18,473
                   Investment advisory fees ........................................................         12,922
                   Transfer agent fees .............................................................         11,500
                   Other ...........................................................................              9
                                                                                                      --------------
                   Total expenses ..................................................................                         153,080
                                                                                                                      --------------
                   Investment income-net ...........................................................                      31,733,468
                                                                                                                      --------------

------------------------------------------------------------------------------------------------------------------------------------
UNREALIZED GAIN    Change in unrealized appreciation on investments and interest rate swaps-net ....                      41,727,013
ON INVESTMENTS-                                                                                                       --------------
NET:               NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............................                  $   73,460,481
                                                                                                                      ==============
------------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

                                    READINGTON HOLDINGS, INC., NOVEMBER 30, 2002

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                               FOR THE YEAR
                                                                                                                  ENDED
                                                                                                               NOVEMBER 30,
                                                                                                      ------------------------------
                   INCREASE (DECREASE) IN NET ASSETS:                                                      2002            2001
------------------------------------------------------------------------------------------------------------------------------------
Operations:        Investment income-net ...........................................................  $  31,733,468   $  38,194,351
                   Change in unrealized appreciation on investments and interest rate swaps-net ....     41,727,013      68,450,842
                                                                                                      -------------   -------------
                   Net increase in net assets resulting from operations ............................     73,460,481   $ 106,645,193
                                                                                                      -------------   -------------

------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS TO       Investment income-net:
SHAREHOLDERS:+       Class A Senior Stock ..........................................................       (329,772)       (329,772)
                     Class B Junior Stock ..........................................................    (41,177,176)    (37,864,579)
                   In excess of investment income-net:
                     Class B Junior Stock ..........................................................           -         (3,312,669)
                                                                                                      -------------   -------------
                   Net decrease in net assets resulting from dividends to shareholders .............    (41,506,948)    (41,507,020)
                                                                                                      -------------   -------------

------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:        Total increase in net assets ....................................................     31,953,533      65,138,173
                   Beginning of year ...............................................................    713,953,478     648,815,305
                                                                                                      -------------   -------------
                   End of year* ....................................................................  $ 745,907,011   $ 713,953,478
                                                                                                      =============   =============

------------------------------------------------------------------------------------------------------------------------------------

                   *Accumulated investment loss-net ................................................  $ (15,203,057)  $  (4,517,937)
                                                                                                      =============   =============

------------------------------------------------------------------------------------------------------------------------------------

    + Does not include the effect of consent dividends to Class A stockholders.

      See Notes to Financial Statements.

                                    READINGTON HOLDINGS, INC., NOVEMBER 30, 2002

STATEMENT OF CASH FLOWS


                   FOR THE YEAR ENDED NOVEMBER 30, 2002
--------------------------------------------------------------------------------------------------------------------
CASH PROVIDED BY   Net increase in net assets resulting from operations ..........................    $  73,460,481
OPERATING          Adjustments to reconcile net increase in net assets resulting from
ACTIVITIES:        operations to net cash provided by operating activities:
                     Decrease in receivables .....................................................        2,862,691
                     Increase in other liabilities ...............................................          798,473
                     Unrealized gain on investments-net ..........................................      (41,727,013)
                     Amortization of premium .....................................................       12,576,969
                   Swap prepayment ...............................................................      685,656,601
                   Purchases of short-term investments-net .......................................     (692,121,254)
                                                                                                      -------------
                   Net cash provided by operating activities .....................................       41,506,948
                                                                                                      -------------

--------------------------------------------------------------------------------------------------------------------
CASH USED FOR      Dividend paid to shareholders .................................................      (41,506,948)
FINANCING                                                                                             -------------
ACTIVITIES:        Net cash used for financing activities ........................................      (41,506,948)
                                                                                                      =============

--------------------------------------------------------------------------------------------------------------------
CASH:              Net decrease in cash ..........................................................               --
                   Cash at beginning of year .....................................................               --
                                                                                                      -------------
                   Cash at end of year ...........................................................    $          --
                                                                                                      =============

--------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

READINGTON HOLDINGS, INC.                                      NOVEMBER 30, 2002



FINANCIAL HIGHLIGHTS

                                                                                               FOR THE YEAR
THE FOLLOWING PER SHARE DATA AND RATIOS HAVE BEEN DERIVED                                          ENDED             FOR THE PERIOD
FROM INFORMATION PROVIDED IN THE FINANCIAL STATEMENTS.                                          NOVEMBER 30,        AUGUST 11, 2000+
                                                                                         ------------------------   TO NOVEMBER 30,
INCREASE (DECREASE) IN NET ASSET VALUE:                                                     2002          2001            2000
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE         Net asset value, beginning of period ................................  $ 1,144.16    $ 1,039.04     $  1,006.94
OPERATING                                                                                ----------    ----------     -----------
PERFORMANCE:      Investment income - net .............................................       51.21**       61.64           20.57
                  Realized and unrealized gain on investments and
                    interest rate swaps - net .........................................       67.35        110.47           26.97
                                                                                         ----------    ----------     -----------
                  Total from investment operations ....................................      118.56        172.11          47.54
                                                                                         ----------    ----------     -----------
                  Less dividends to Class B Junior Stock shareholders:
                    Investment income - net ...........................................      (66.46)       (61.11)         (15.32)
                    In excess of investment income - net ..............................          --         (5.35)             --
                                                                                         ----------    ----------     -----------
                  Total dividends to Class B Junior Stock shareholders ................      (66.46)       (66.46)         (15.32)
                                                                                         ----------    ----------     -----------
                  Effect of Class A Senior Stock:
                    Dividends to Class A Senior Stock shareholders:****
                        Investment income - net .......................................        (.53)         (.53)           (.12)
                                                                                         ----------    ----------     -----------

                  Total effect of Class A Senior Stock ................................        (.53)         (.53)           (.12)
                                                                                         ----------    ----------     -----------
                  Net asset value, end of period ......................................  $ 1,195.73    $1,144.16      $  1,039.04
                                                                                         ==========    ==========     ===========

------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT  Based on net asset value per share ..................................       10.36%        16.56%           4.75% #
RETURN OF CLASS                                                                          ==========    ==========     ===========
B JUNIOR STOCK:

------------------------------------------------------------------------------------------------------------------------------------

RATIOS BASED ON   Total expenses, net of reimbursement*** .............................         .02%          .00%            .00% *
AVERAGE NET                                                                              ==========    ==========     ===========
ASSETS OF CLASS   Total expenses*** ...................................................         .02%          .01%            .01% *
B JUNIOR STOCK:                                                                          ==========    ==========     ===========
                  Total investment income - net*** ....................................        4.42%         5.56%           6.62% *
                                                                                         ==========    ==========     ===========
                  Amount of dividends to Class A Senior Stock shareholders**** ........         .05%          .05%            .04% *
                                                                                         ==========    ==========     ===========
                  Investment income-net, to Class B Junior Stock shareholders .........        4.37%         5.51%           6.58% *
                                                                                         ==========    ==========     ===========

------------------------------------------------------------------------------------------------------------------------------------

RATIOS BASED ON   Total expenses, net of reimbursement ................................         .02%          .00%            .00% *
TOTAL AVERAGE                                                                            ==========    ==========     ===========
NET ASSETS:++***  Total expenses ......................................................         .02%          .01%            .01% *
                                                                                         ==========    ==========     ===========
                  Total investment income - net .......................................        4.39%         5.52%           6.56% *
                                                                                         ==========    ==========     ===========

------------------------------------------------------------------------------------------------------------------------------------
RATIOS BASED ON   Dividends to Class A Senior Stock shareholders**** ..................        6.61%         6.60%           5.00% *
AVERAGE NET                                                                              ==========    ==========     ===========
ASSETS OF CLASS
A SENIOR STOCK:
------------------------------------------------------------------------------------------------------------------------------------

SUPPLEMENTAL      Net assets, net of Class A Senior Stock, end of period (in thousands)  $  740,907    $  708,953     $   643,815
DATA:                                                                                    ==========    ==========     ===========
                  Class A Senior Stock outstanding, end of period (in thousands) ......  $    5,000    $    5,000     $     5,000
                                                                                         ==========    ==========     ===========
                  Portfolio turnover ..................................................        0.00%         0.00%           0.00%
                                                                                         ==========    ==========     ===========

------------------------------------------------------------------------------------------------------------------------------------
LEVERAGE:         Asset coverage per $1,000 ...........................................  $  149,181    $  142,791     $   129,763
                                                                                         ==========    ==========     ===========

------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS PER     Investment income - net .............................................  $    65.95    $    65.95     $     15.21
SHARE ON CLASS                                                                           ==========    ==========     ===========
A SENIOR STOCK
OUTSTANDING:
------------------------------------------------------------------------------------------------------------------------------------

      * Annualized.
     ** Based on average shares outstanding.
    *** Do not reflect the effect of dividends to Class A Senior Stock shareholders.
   **** Does not include the effect of consent dividends to Class A stockholders.
      + Commencement of operations.
     ++ Includes Class A Senior and Class B Junior Stock average net assets.
      # Aggregate total investment return.


        See Notes to Financial Statements.

READINGTON HOLDINGS, INC.
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES:
Readington Holdings, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as a non-diversified, closed-end management investment company. The Company's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results could differ from those accruals and estimates. The Company offers two classes of shares. Class A Senior and Class B Junior Stock have the same voting rights, except Class A Senior Stock has approval over any plan of reorganization adversely affecting Class A Senior Stock or any action requiring a vote of security holders under Section 13(a) of the Act. The holders of Class A Senior and Class B Junior Stock do not have any rights to convert their shares into shares of any other class or series of capital stock of the Company. The holders of Class A Senior Stock (Merrill Lynch Capital Services, Inc. ("MLCS")) are entitled to cash dividends paid monthly at a rate of 6.596% of the par amount per annum; plus an additional amount, payable annually, equal to the excess, if any, of investment company taxable income in excess of $41,507,000. To the extent that the Company has investment company taxable income in excess of book income, the excess divided declared to holders of Class A Senior Stock will be made in the form of a consent dividend. With a consent dividend, the recipient consents to recognizing the amount of the consent dividend as taxable income to the holder, however, the consent dividend is not paid to the holder in cash, but is deemed paid and reinvested in the Company as additional paid in capital. See
Note 1(f).

After all accumulated dividends on the Class A Senior Stock have been fully paid or set aside for payment, the holders of Class B Junior Stock are entitled to receive dividends, if, as and when the Board of Directors declares a dividend. Generally, the amount declared on Class B Junior Stock will approximate and be no greater than the amount of investment company taxable income up to $41,507,000, less the monthly dividends to holders of Class A Senior Stock at 6.596% of the amount per annum. Upon any voluntary or involuntary liquidation or dissolution of the Company, before any distribution may be made to holders of any other class of stock, and after payment of all debts, the holders of Class A Senior Stock will be entitled to receive a priority distribution of $10,000,000, plus an amount equal to all accumulated unpaid dividends on the Class A Senior Stock, whether or not earned or declared, before anything is paid to or on account of holders of Class B Junior Stock.

The following is a summary of the significant accounting policies followed by the Company.

(a) Valuation of investments - The Company will invest primarily in dividend receipts and other Eligible Assets consisting of U.S. Treasury and Federal Agency Obligations, corporate bonds and notes, medium-term notes, money market mutual funds, commercial paper and repurchase agreements fully collateralized by U.S. Treasury and/or Federal Agency Obligations. Dividend receipts entitle the holder to all dividends paid on the underlying shares of certain money market funds until December 2023. Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. Securities, including dividend receipts and swap agreements, and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Company's Board of Directors. It is possible that the fair valuations may differ significantly from the values that would have been used had a ready market for the investments existed and such differences could have been material. Other investments, including money market funds, are stated at market value. Short-term securities are valued at amortized cost, which approximates market value.

(b) Interest rate swaps - The Company is authorized to enter into swap agreements for the purpose of hedging the market risk on existing securities. In a swap agreement, the Company exchanges with the counterparty their respective commitments to pay or receive interest on a specified notional principal amount. If the counterparty defaults on its obligation, the Company's ability to receive interest will be delayed or limited. Furthermore, if the Company does not have sufficient income to pay its obligation under the swap agreement, the Company would be in default and the counterparty would be able to terminate the swap agreement. When the swap agreement is closed, the Company records a realized gain or loss equal to the difference between the value of the swap agreement at the time it was entered into and the value at the time it was closed.

(c) Income taxes - It is the Company's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income - Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend receipt income, swap income or expense and other interest income is recognized on the accrual basis.

(e) Dividends and Distributions - Dividends and Distributions paid by the Company are recorded on the ex-dividend dates. The Board of Directors has authorized the declaration of consent dividends, to the extent necessary, as of the Company's fiscal year end. Distributions, including consent dividends, in excess of investment income, are due primarily to differing tax treatments relating to (i) amortization of the cost of the dividend receipts (generally, the Fund's book amortization will exceed tax amortization) and (ii) recognition of income and expense on interest rate swaps. In addition to the monthly cash dividends paid to holders of Class A Senior Stock and Class B Junior Stock, the Company declared consent dividends of $12,117,873 and $12,652,584, as of November 30, 2001 and November 30, 2002, respectively, to holders of Class A Senior Stock. Such consent dividends were deemed paid by the Company and contributed to the Company as additional paid in capital, as of November 30, 2001 and November 30, 2002, respectively.

(f) Reclassification - Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the current year's permanent book/tax differences of $11,740,944, related to amortization of the cost of dividend receipts, and $12,652,584 related to the consent dividend, have been reclassified between undistributed net investment income and paid-in capital in excess of par. These reclassifications have no effect on net assets or net asset value per share.

2. TRANSACTIONS WITH AFFILIATES:
Effective November 19, 2002, the Company entered into a Management and Investment Advisory Agreement with Munder Capital Management ("Munder"). Prior to this date, Fund Asset Management, L.P. ("FAM") was the investment adviser. The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

Munder is responsible for the management of the Company's portfolio. For such services, the Company pays a monthly fee at the following annual rates: .20% of the Company's average monthly value of assets other than dividend receipts or interest rate swaps ("New Investments") not exceeding $50 million; .15% of average monthly value of New Investments in excess of $50 million but not exceeding $100 million; .10% of average monthly value of New Investments in excess of $100 million but not exceeding $250 million; and .08% of average monthly value of New Investments in excess of $250 million. Munder will not be paid any fee based on the value of the dividend receipts or any amounts invested in money market mutual funds managed by Munder or its affiliates. For the year ended November 30, 2002, Munder earned fees of $12,922 and FAM did not earn a fee during the time it was the investment adviser.

As of November 30, 2002, 5,000 shares of Class A Senior Stock and 18,736 shares of Class B Junior Stock were beneficially owned and of record by MLCS. The parent corporation of MLCS is ML & Co.

As of November 30, 2002, 600,781 shares of Class B Junior Stock were owned beneficially and of record by Merck Holdings, Inc. ("Merck Holdings"). The parent company of Merck Holdings is Merck & Co., Inc.

The Company has entered into two swap agreements with MLCS. Under the first swap, the Company will make a one-time payment at maturity in December 2023 to MLCS equal to the compounded value of a series of floating rate payments based on 1-month LIBOR minus .244% on a notional amount of $172,223,000. In return, the Company will receive from MLCS a fixed one-time payment at the swap maturity equal to $629,626,000. Under the second swap, the Company will make monthly floating rate payments based on 1-month LIBOR minus .244% to MLCS and, in return, the Company will receive monthly payments from MLCS at a fixed rate of 6.62%, in each case on a notional amount of $627,777,000, through December 2023.

On November 21, 2002, the Company and MLCS entered into an amendment to the swap agreements. MLCS agreed to prepay 99% of the present value of its fixed-rate future payment obligations under the terms of the swap agreements, which amounted to $685,656,601 and was received by the Company on November 22, 2002. The Company invested these proceeds in Eligible Assets and transferred a portion of these Eligible Assets as credit support to MLCS. The Company will maintain a credit support balance at least equal to the marked-to-market value of the swap agreements.

MLIM Alternative Investment Strategies LLC ("MLIMAIS"), a wholly-owned subsidiary of Merrill Lynch Group, Inc., which in turn, is a wholly-owned subsidiary of ML & Co., is the Company's transfer agent.

For the year ended November 30, 2002, the Company earned $234,143 from investments in ML & Co. affiliates.

Certain officers and/or directors of the Company are officers and/or directors of Merck & Co. or affiliates. Certain officers and/or directors of FAM, PSI, ML & Co., and/or MLIMAIS were officers and/or directors of the Company.

For the year ended November 30, 2002, costs for legal expenses and certain other administrative services were assumed by either Merck Holdings and/or ML & Co. or affiliates.

3. INVESTMENTS:
Net unrealized gains (losses) as of November 30, 2002 were as follows:

-------------------------------------------------------------
                                                 UNREALIZED
                                               GAINS (LOSSES)
-------------------------------------------------------------
  Long-term investments........                $ (53,530,671)
  Interest rate swaps..........                  180,421,959
                                               -------------
  Total........................                $ 126,891,288
                                               =============
-------------------------------------------------------------


As of November 30, 2002, net unrealized appreciation for Federal income tax purposes aggregated $525,623,570, all of which related to appreciated securities. At November 30, 2002, the aggregate cost of investments for Federal income tax purposes was $725,308,245.

The Company has entered into the following interest rate swaps as of November 30, 2002:

------------------------------------------------------------------------------------------
               Receive*                             Pay
               -------                              ---
Notional                           Notional                                  Termination
Amount          Rate    Type        Amount       Rate+       Type               Date
------------------------------------------------------------------------------------------
N/A             N/A     Fixed    $172,223,000    1.472%    Variable**     December 4, 2023
$627,770,000    N/A     Fixed    $627,777,000    1.472%    Variable***    December 4, 2023
------------------------------------------------------------------------------------------

* On November 21, 2002, MLCS agreed to prepay 99% of the present value of its fixed-rate future payment obligations under the terms of the swap agreements.
** The Company will pay, at termination, an amount equal to 1-month Libor, minus
   0.244%, compounded and reset monthly, on the notional amount from the inception of the agreement (August 11, 2000) to the termination date.
***The Company pays 1-month Libor, minus 0.244%, reset and payable monthly, on the notional amount.
+  Variable rate in effect at November 30, 2002.

4. CAPITAL STOCK TRANSACTIONS:
During the years ended November 30, 2002 and November 30, 2001, shares issued and outstanding remained constant.

5. DISTRIBUTIONS TO SHAREHOLDERS:
On December 30, 2002, an ordinary income dividend of $5.50 per share of Class A Senior Stock and $5.54 per share of Class B Junior Stock was declared. The dividend was paid on January 6, 2003, to shareholders of record on December 31, 2002.

The tax character of distributions paid during the fiscal years ended November 30, 2002 and November 30, 2001 was as follows:

                                          11/30/2002           11/30/2001
                                          ----------           ----------
Distributions paid from:
      Ordinary income                    $  41,506,948        $  41,507,020
                                         -------------        -------------
Total taxable distributions              $  41,506,948        $  41,507,020
                                         =============        =============

As of November 30, 2002, the components of accumulated earnings on a tax basis were as follows:

      Undistributed ordinary income - net                     $          --
      Undistributed long-term capital gains - net                        --
                                                              -------------
      Total undistributed earnings - net                                 --
      Unrealized gains - net                                    111,688,231*
                                                              -------------
      Total accumulated earnings - net                        $ 111,688,231
                                                              =============

*The difference between book-basis and tax-basis net unrealized gains is attributable primarily to the accrual of income and expense on swaps for tax purposes.

6. SUBSEQUENT EVENTS:
Effective December 31, 2002, the Company redeemed in-kind 2,550 shares of Class A Senior Stock beneficially owned by Merrill Lynch Mortgage Capital Inc. in exchange for the assumption of the liability of the Company under the swap agreements and all Dividend Receipts held by the Company, except for 2,906,838 shares of Merck & Co. Strip Series 2 (Income Receipt - Merrill Lynch Institutional Money Market Fund.)

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Stockholders and Board of Directors of Readington Holdings, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of Readington Holdings, Inc. (the "Fund") at November 30, 2002, the results of its operations, the changes in its net assets, its cash flows and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at November 30, 2002 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets for the year ended November 30, 2001 and the financial highlights for the year ended November 30, 2001 and the period August 11, 2000 to November 30, 2000 were audited by other independent accountants whose report dated January 17, 2002, expressed an unqualified opinion on those statements.

As explained in Note 1(a), the financial statements include investments in dividend receipts valued at $547,018,699 (73% of net assets) at November 30, 2002, the values of which have been determined under the direction of the Fund's Board of Directors in the absence of readily ascertainable market values. In addition, the financial statements include unrealized appreciation on interest rate swaps of $180,421,959 (24% of net assets) at November 30, 2002 whose underlying values were also determined under the direction of the Fund's Board of Directors in the absence of readily ascertainable market values. The estimated value of these fair valued investments may differ significantly from the values that would have been used had a ready market value for such investments existed, and the differences could be material.



/s/ PricewaterhouseCoopers LLP
New York, New York
January 29, 2003